SEGMENTED INFORMATION - Summary of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 1,205	$ 1,274	$ 2,536	$ 2,410
Consolidated property, plant and equipment and equity-accounted investments	57,906		57,906		$ 55,675
Hydroelectric
Disclosure of operating segments [line items]
Revenues	644	691	1,416	1,328
Wind
Disclosure of operating segments [line items]
Revenues	289	287	608	583
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	174	207	338	349
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	98	89	174	150
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	286	371	708	656
North America | Wind
Disclosure of operating segments [line items]
Revenues	172	175	358	339
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	5,222		5,222		4,754
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	66	46	133	93
Brazil | Wind
Disclosure of operating segments [line items]
Revenues	31	21	54	38
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	9,460		9,460		8,264
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	292	274	575	579
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,976		3,976		3,963
Europe | Wind
Disclosure of operating segments [line items]
Revenues	30	47	91	124
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	2,057		2,057		1,932
Asia | Wind
Disclosure of operating segments [line items]
Revenues	56	$ 44	105	$ 82
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	29,394		29,394		29,056
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,636		7,636		7,560
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 161		$ 161		$ 146